Fair value measurement - Derecognition and collateral (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Securities lending and reverse repurchase agreements
Collateral held in respect of reverse repurchase agreements	$ 3,244	$ 2,149
Lent securities and assets subject to repurchase	1,571	854
Cash and securities collateral held or pledged under repurchase and securities lending agreements	1,679	913
Credit risk, over-the-counter derivative transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	62	99
Amount of collateral held	$ 234	$ 50